Pension and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs
Pension and severance expense consists of the following:

	Domestic Plans
(In thousands)	2014	2013	2012
Defined benefit and severance plans:
Service cost	$464	$465	$363
Interest on projected benefit obligation	993	892	1,086
Expected return on plan assets	(1,313)	(1,294)	(1,477)
Recognized actuarial loss	411	495	374
	555	558	346
Defined contribution plans	5,138	4,803	8,544
Total pension and severance expense	$5,693	$5,361	$8,890

	Foreign Plans
(In thousands)	2014	2013	2012
Defined benefit and severance plans:
Service cost	$6,956	$6,992	$6,783
Interest on projected benefit obligation	4,661	4,293	3,903
Expected return on plan assets	(27)	(33)	(32)
Recognized actuarial loss	650	734	570
Amortization of prior service cost	128	128	128
	12,368	12,114	11,352
Defined contribution plans	438	461	466
Total pension and severance expense	$12,806	$12,575	$11,818

Schedule of Projected Benefit Obligation
Financial information with respect to our domestic and foreign defined benefit pension and severance plans is as follows:

	Domestic Plans Year Ended December 31,		Foreign Plans Year Ended December 31,
(In thousands)	2014	2013	2014	2013
Fair value of plan assets at beginning of year	$21,373	$19,468	$5,559	$5,176
Actual return on plan assets	872	3,938	23	26
Employer contributions	985	839	6,739	6,538
Benefits paid	(2,718)	(2,872)	(6,276)	(6,228)
Foreign exchange	—	—	(200)	47
Fair value of plan assets at end of year	$20,512	$21,373	$5,845	$5,559

Projected benefit obligation at beginning of year	$23,039	$27,333	$67,811	$60,685
Service and interest cost	1,457	1,357	11,617	11,290
Actuarial loss (gain)	4,279	(2,779)	4,813	1,856
Benefits paid	(2,718)	(2,872)	(6,276)	(6,228)
Foreign exchange	—	—	(747)	208
Projected benefit obligation at end of year	$26,057	$23,039	$77,218	$67,811

Plan assets less than projected benefit obligation	$(5,545)	$(1,666)	$(71,373)	$(62,252)

Schedule of Assumptions Used
The following weighted-average assumptions were used to determine the net periodic benefit cost for our domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2014	2013	2014	2013
Discount rate	4.40%	3.50%	6.90%	6.80%
Rate of compensation increase	n/a	5.00%	5.00%	5.00%
Long-term rate of return on plan assets	7.00%	7.00%	0.40%	0.70%
The following weighted-average assumptions were used to determine the projected benefit obligations for our domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2014	2013	2014	2013
Discount rate	3.70%	4.40%	5.90%	6.90%
Rate of compensation increase[1]	—%	—%	5.00%	5.00%

1.	During 2013, the last active participant in the domestic defined benefit plan retired and therefore, the rate of compensation increase is no longer applicable.

Schedule of Net Periodic Benefit Cost Not Yet Recognized
Included in "AOCI" in the Consolidated Balance Sheets are the following amounts that have not yet been recognized in net periodic pension cost:

	December 31,
(In thousands)	2014	2013
Unrecognized actuarial losses	$26,682	$18,438
Unrecognized prior service costs	564	692

Schedule of Allocation of Plan Assets
The weighted-average asset allocations of our domestic pension plans and foreign pension and severance plans by asset category are as follows:

	Domestic Plans December 31,		Foreign Plans December 31,
	2014	2013	2014	2013
Asset category:
Equity securities	19%	79%	7%	7%
Fixed income securities	77%	20%	52%	52%
Cash and equivalents	4%	1%	41%	41%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair values of assets of our pension plans were as follows:

		Fair Value Measurements Using
(In thousands)	Total	Level 1	Level 2	Level 3
December 31, 2014
Domestic pension plans:
Money market accounts	$816	$816	$—	$—
Mutual funds:
Domestic equity	849	849	—	—
International equity	1,423	1,423	—	—
Domestic fixed income	969	969	—	—
Domestic closed end	1,643	1,643	—	—
Large-cap common stock	—	—	—	—
Fixed income securities:
Corporate bonds	1,588	—	1,588	—
Mortgage/asset-backed securities	995	—	995	—
Government bonds	12,229	—	12,229	—
Total assets of domestic pension plans	20,512	5,700	14,812	—
Foreign pension and severance plans:
Cash and equivalents	2,395	2,395	—	—
Equity	395	395	—	—
Fixed income securities	3,055	—	3,055	—
Total assets of foreign pension and severance plans	5,845	2,790	3,055	—
Total assets of pension and severance plans	$26,357	$8,490	$17,867	$—
December 31, 2013
Domestic pension plans:
Money market accounts	$297	$297	$—	$—
Mutual funds:
Domestic equity	5,183	5,183	—	—
International equity	3,177	3,177	—	—
Domestic fixed income	1,489	1,489	—	—
Domestic closed end	3,754	3,754	—	—
Large-cap common stock	4,712	4,712	—	—
Fixed income securities:
Corporate bonds	1,427	—	1,427	—
Mortgage/asset-backed securities	1,023	—	1,023
Other	311	—	311	—
Total assets of domestic pension plans	21,373	18,612	2,761	—
Foreign pension and severance plans:
Cash and equivalents	2,282	2,282	—	—
Equity	383	383	—	—
Fixed income securities	2,894	—	2,894	—
Total assets of foreign pension and severance plans	5,559	2,665	2,894	—
Total assets of pension and severance plans	$26,932	$21,277	$5,655	$—

Schedule of Expected Benefit Payments
Expected benefit payments for our domestic defined benefit pension plans and foreign pension and severance plans are as follows:

(In thousands)	Domestic Plans	Foreign Plans
2015	$2,081	$9,141
2016	2,044	8,953
2017	2,000	8,679
2018	1,963	8,754
2019	1,911	8,634
2020-2024	8,685	42,876